Stockholders' Equity (Deficit) (Details Textual) - USD ($)							1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
		May 05, 2017	Nov. 22, 2016	Sep. 14, 2016	Jun. 06, 2016	Apr. 28, 2014	Apr. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Feb. 21, 2017	Nov. 24, 2016	Jun. 02, 2016	Feb. 21, 2016	Mar. 31, 2015	Dec. 31, 2014
Number of shares issued		666,667
Equity method investments												$ 4,889,515		$ 5,022,347			$ 4,478,962
Number of shares issued, value		$ 3,340,000							$ 3,340,000
Exercise price (in dollars per share)											$ 5.01	$ 0.005
Common stock issued for services, value												$ 856,500
Number of warrants exercised												1,162,500
Convertible notes payable											$ 1,403,149	$ 200,000
Proceeds from warrant exercise									$ 10,226	$ 23,044	$ 48,123
Common stock, authorized								500,000,000	500,000,000		500,000,000	500,000,000
Preferred stock, authorized								10,000,000	10,000,000		10,000,000	1,000,000
Preferred stock, par value (in dollars per share)								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Restricted Stock [Member]
Unvested compensation								$ 914,383	$ 914,383
Employee [Member]
Common stock issued for services								0	233,334
Common stock issued for services, value								$ 0	$ 1,169,000
Sale of common stock price per share								$ 5.01	$ 5.01
Stock issuance cost								$ 147,325	$ 254,617
8% Unsecured Convertible Notes Payable [Member]
Share price (in dollars per share)					$ 1.67
Exercise price (in dollars per share)											$ 0.005
Convertible notes payable	[1]											$ 200,000
Aggregate relative fair value											$ 99,915
Jjat Corp [Member]
Number of shares issued						19,333,333
Equity method investments						$ 4,200,000
Accredited Investors [Member]
Number of shares issued											947,500
Number of shares issued, value											$ 9,475
Exercise price (in dollars per share)											$ 0.01
Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of units issued											183,333	254,167
Number of units issued,value											$ 1,375,000	$ 612,500
Share price (in dollars per unit)											$ 7.50	$ 2					$ 1
Accredited Investors [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Share price (in dollars per share)												0.015
Accredited Investors [Member] | Securities Purchase Agreements [Member] | Minimum [Member]
Share price (in dollars per share)												$ 0.03
Consultants [Member]
Common stock issued for services									132,930
Common stock issued for services, value									$ 666,001
Sale of common stock price per share								$ 5.01	$ 5.01
Trinad Capital [Member]
Exercise price (in dollars per share)																$ 0.03
Trinad Capital [Member] | 8% Unsecured Convertible Notes Payable [Member]
Exercise price (in dollars per share)																$ 0.03
Aggregate relative fair value											$ 3,248,948		$ 596,846
Warrant [Member]
Number of shares issued, value												$ 5,813
Exercise price (in dollars per share)												$ 0.01
Number of warrants exercised												581,250					2,950,000
Warrant [Member] | Convertible Debt [Member]
Number of shares issued				150,000							2,583,038
Share price (in dollars per share)				$ 0.005							$ 0.01
Number of shares issued, value				$ 93,612							$ 676,518
Number of warrants exercised											966,536
Convertible notes payable											$ 48,123
Number of cashless warrants exercised											2,250,000
Warrant [Member] | Convertible Debt One [Member]
Number of shares issued			250,000
Share price (in dollars per share)			$ 0.005
Number of shares issued, value			$ 226,811
Warrant [Member] | 8% Unsecured Convertible Notes Payable [Member]
Number of shares issued					205,920							200,000
Exercise price (in dollars per share)					$ 0.005							$ 0.01			$ 0.005
Number of warrants exercised															68,640
Convertible notes payable															$ 133,333
Proceeds from warrant exercise					$ 1,030
Aggregate relative fair value					$ 341,864										$ 341,864
Warrant [Member] | Securities Purchase Agreements [Member]
Number of shares issued											275,000
Warrant [Member] | Eight Accredited Investors [Member]
Share price (in dollars per share)																		$ 1.00
Exercise price (in dollars per share)																		$ 0.01
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit											1	1
Exercise price (in dollars per share)												$ 0.005					$ 0.01
Expiration period											3 years	4 years
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Exercise price (in dollars per share)											$ 0.005
Warrant [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member] | Minimum [Member]
Exercise price (in dollars per share)											$ 0.01
Warrant [Member] | Trinad Capital [Member]
Share price (in dollars per share)							$ 0.005
Number of shares issued, value							$ 1,661,114
Proceeds from warrant exercise							$ 16,764
Common Stock [Member]
Number of shares issued									666,667
Share price (in dollars per share)												$ 1
Number of shares issued, value									$ 667
Common stock issued for services												600,667
Common stock issued for services, value												$ 601
Common Stock [Member] | Subscription Agreement [Member]
Share price (in dollars per share)																	0.50
Common Stock [Member] | Accredited Investors [Member] | Securities Purchase Agreements [Member]
Number of shares in each unit											1	1
Common Stock [Member] | Various Consultants & Advisory Board [Member]
Common stock issued for services												901,000
Common stock issued for services, value												$ 856,500
Common Stock [Member] | Various Consultants & Advisory Board [Member] | Maximum [Member]
Share price (in dollars per share)												$ 1					1
Common Stock [Member] | Various Consultants & Advisory Board [Member] | Minimum [Member]
Share price (in dollars per share)												$ 0.50					$ 0.50
Common Stock [Member] | Consultants [Member]
Common stock issued for services											526,240	600,667
Common stock issued for services, value											$ 2,279,589	$ 856,500
Number of shares issued upon services to related party											33,333
Number of shares issued upon services to related party, value											$ 167,000
Common Stock [Member] | Consultants [Member] | Maximum [Member]
Share price (in dollars per unit)												$ 0.25
Number of shares in each unit											0.50
Common Stock [Member] | Consultants [Member] | Minimum [Member]
Share price (in dollars per unit)												$ 0.50
Number of shares in each unit											1.67

[1]	On January 19, 2016, the Company issued three 8% unsecured convertible notes payable to investors (the "Lenders") for an aggregate amount of $200,000. These notes were due on January 19, 2018. Before the maturity date, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the board of directors. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing. In addition, the Lenders received 133,333 warrants to purchase shares of the Company's common stock at an exercise price of $0.015 per share. The warrants were exercised during the year ended March 31, 2017. The aggregate relative fair value of the 133,333 warrants issued to the Lender was determined to be $99,915 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The value of the warrants of $99,915 was considered as debt discount upon issuance and was being amortized as interest over the term of the notes or in full upon the conversion of the corresponding notes. During the year ended March 31, 2016, the Company amortized $9,818 of such discount to interest expense, and the unamortized discount as of March 31, 2016 was $89,727. On June 6, 2016, the Lenders converted $200,000 of principal and $5,918 of interest into 68,639 shares of the Company's common stock at a conversion price of $3.00 per share. As the market price of the shares on the date of conversion was approximately $5.01 per share, the Company recognized a beneficial conversion cost of $136,936. As a result of the conversion, the remaining debt discount of $89,727 was fully amortized to interest expense as of the date of conversion. As an inducement for the conversion, the Lenders were issued 68,640 warrants to purchase shares of the Company's common stock at an exercise price of $0.015 per share. The aggregate fair value of the 68,640 warrants issued to the Lenders was $341,864 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.20%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). The value of the warrants of $341,864 was considered as additional interest expense upon their issuance. The warrants were exercised immediately into 68,640 shares of the Company's common stock with net proceeds of $1,030 to the Company.